SCHEDULE OF NATURE OF RELATIONSHIPS WITH RELATED PARTIES (Details)	6 Months Ended
Jun. 30, 2025
New Century International Homes Pte Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Controlling shareholder
Golden Hill Capital Pte. Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Major shareholder
Golden Hill Capital Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Indirect major shareholder
Gruppo 8 SRL [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Furniture Inc [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
CoriumItalia SRL [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Global Pte [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
New Century Trading India Private Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Furniture China Co Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Furniture Changshu Co Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Sofa Kunshan Co Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Furniture Yangzhou Co Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Furniture Huaian Co Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HT Furniture Vietnam Company Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
H T L Product Design Kunshan Co Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Import Export Trading Kunshan Co Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
New Century Sofa India Private Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
Trends Leather Yangzhou Co Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Middle East Furniture LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
New Century Overseas Investments Pte Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
New Century Home Pte Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders